Long-Term Debt (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Jun. 26, 2021	Apr. 16, 2021	Dec. 26, 2020	Sep. 26, 2020	Dec. 28, 2019
Debt Instrument [Line Items]
Gross	$ 1,665,217		$ 1,549,792		$ 1,601,632
Unamortized premium on 11.6% Junior Subordinated Debentures	13,777		14,591		16,110
Unamortized discount on Senior term loan	(5,783)		(6,532)		(8,040)
Current portion of long term debt, capital leases and finance leases	(11,442)		(11,481)		(11,358)
Deferred financing fees	(10,293)		(10,862)		(14,055)
Total long term debt, net	$ 1,651,476		$ 1,535,508		1,584,289
Interest rate (as a percent)	11.60%		11.60%
Term Loan | OZCO Building Products
Debt Instrument [Line Items]
Long-term Line of Credit		$ 35,000
Revolving loans
Debt Instrument [Line Items]
Gross	$ 158,000		$ 72,000		113,000
Deferred financing fees			(1,412)		(1,841)
Outstanding letters of credit	27,908		23,590
Available borrowing capacity	64,092		154,410
Senior term loan, due 2025
Debt Instrument [Line Items]
Gross	1,066,740		1,037,044		1,047,653
Unamortized discount on Senior term loan					(9,950)
Deferred financing fees					$ (14,293)
6.375% Senior Notes, due 2022
Debt Instrument [Line Items]
Gross	$ 330,000		330,000
Interest rate (as a percent)	6.375%			6.375%	6.375%
11.6% Junior Subordinated Debentures - Preferred
Debt Instrument [Line Items]
Gross	$ 105,443		105,443
Interest rate (as a percent)				11.60%
Junior Subordinated Debentures - Common
Debt Instrument [Line Items]
Gross	3,261		3,261		$ 3,261
Capital & finance leases
Debt Instrument [Line Items]
Gross	$ 1,773		$ 2,044